Capital Management - Additional Information (Details)		6 Months Ended
	Dec. 18, 2025	Apr. 30, 2026
Disclosure of Capital Management [Abstract]
Capital conservation buffer, percentage		2.50%
Common equity surcharge, percentage		1.00%
Domestic stability buffer, percentage	3.50%	3.50%